Income Taxes - Schedule of Components of Net Deferred Income Tax (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Deferred income tax assets (liabilities):
Net operating loss carry forwards	$ 99	$ 81
Provision of employee benefits	1,413	1,271
Depreciation and amortization	(1,100)	(1,182)
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(291)	(107)
Others	(58)	(39)
Less: Valuation allowances	(99)	(81)
Net deferred income tax liabilities	$ (36)	$ (57)